INVESTMENT AND OTHER INCOME	12 Months Ended
Dec. 31, 2024
Disclosure Of Investment And Other Loss Income [Abstract]
INVESTMENT AND OTHER INCOME [Text Block]

9.  INVESTMENT AND OTHER INCOME

The Company's investment and other income (loss) are comprised of the following:

	Year Ended December 31,
	2024	2023
Gain from investment in silver futures derivatives	$98	$4,279
Gain (loss) from investment in marketable securities (Note 13(a))	21	(1,640)
Interest income and other	5,242	6,510

	$5,361	$9,149